Document and Entity Information	May 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
Entity File Number	001-36695
Entity Registrant Name	Pathfinder Bancorp, Inc. MD
Entity Central Index Key	0001609065
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3941859
Entity Address, Address Line One	214 West First Street
Entity Address, City or Town	Oswego
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13126
City Area Code	315
Local Phone Number	343-0057
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PBHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false